Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16,390	$ 16,306
Accumulated depreciation	(13,377)	(13,076)
Total property, plant and equipment from continuing operations, net	3,013	3,230
Depreciation charge for the year	301	273
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,309	13,275
Accumulated depreciation	(10,476)	(10,241)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,321	2,321
Accumulated depreciation	(2,300)	(2,279)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	760	710
Accumulated depreciation	$ (601)	$ (556)